Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Taxes [Abstract]
Schedule of Provision for Income Taxes	Significant components of the provision for income taxes are as follows:
	For the years ended December 31,
	2023	2022	2021

Current	$9,354	$(563,650)	$135
Deferred	(66,695)	(435,741)	(174,076)
Total income tax benefit	$(57,341)	$(999,391)	$(173,941)

Schedule of Effective Tax Rate	The following table reconciles China statutory rates to the Company’s effective tax rate:
	For the years ended December 31,
	2023	2022	2021

PRC statutory rates	25.0%	25.0%	25.0%
Preferential tax rates	(0.4)%	(2.9)%	(25.8)%
R&D credits	0.2%	1.5%	3.0%
Change in valuation allowance and others	(24.8)%	(19.2)%	(0.4)%
Effective tax rate	0.0%	4.4%	1.8%

Schedule of Deferred Tax Assets	The significant components of the deferred tax assets are as follows:
	As of December 31,
	2023	2022

Deferred tax assets:
Provision for credit losses	$1,268,962	$1,260,557
Depreciation and amortization	185,676	162,980
Net operating loss carryforward	2,496,584	1,388,155
Valuation allowance	(2,932,049)	(1,831,039)
Total deferred tax assets	$1,019,173	$980,653

Schedule of Taxes Payable	Taxes payable consists of the following:
	As of December 31,
	2023	2022

Income taxes payable	$5,889	$-
VAT and other tax payable	174,553	110,843
Totals	$180,442	$110,843